Leases (Schedule of Right to use asset) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₪ 2,124
Depreciation	2,125	$ 583		₪ 2,404
Closing balance	4,814	1,320	[1]	2,124
Consolidated Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	5,341	1,464		6,612
Dispositions	(2,322)	(574)		(2,408)
Additions	4,815	1,321		1,137
Closing balance	7,834	2,211		5,341
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,217	882		3,221
Dispositions	(2,322)	(574)		(2,408)
Depreciation	2,125	583		2,404
Closing balance	3,020	891		3,217
Net Book Value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,124
Closing balance	₪ 4,814	$ 1,320		₪ 2,124

[1]	Convenience Translation into US Dollars.